Debt (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Short-term debt	$ 30,238,122	$ 650,000
January Private Placements
Debt Instrument [Line Items]
Short-term debt	2,477,500
February Private Placements
Debt Instrument [Line Items]
Short-term debt	1,382,083
Convertible Promissory Notes
Debt Instrument [Line Items]
Short-term debt		650,000
Notes Payable
Debt Instrument [Line Items]
Short-term debt	11,378,539
Promissory Notes
Debt Instrument [Line Items]
Short-term debt	$ 15,000,000